SCHEDULE III - SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION	12 Months Ended
Dec. 31, 2019
Real Estate And Accumulated Depreciation Disclosure 1 [Abstract]
SCHEDULE III - SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION
SCHEDULE III – SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION
The table below presents the partnership’s number of commercial properties, the related fair value, debt obligations, weighted average year of acquisition and weighted average year of construction by asset class as of December 31, 2019.

	Dec. 31, 2019
	Number of properties	Fair value(1)	Debt(2)	Weighted average year of acquisition	Weighted average year of construction(3)
(US$ millions, except where noted)
Core Office
United States	35	$14,889	$8,286	2004	1985
Canada	24	4,552	2,079	2002	1993
Australia	8	1,881	1,273	2011	2008
Europe	3	910	1,883	2019	2016
Brazil	2	361	74	2014	2014
	72	22,593	13,595	2005	1990
Core Retail	62	21,530	10,305	2018	1975
Opportunistic Office	112	8,051	4,928	2016	1994
Opportunistic Retail	36	2,812	1,565	2015	1980
Logistics	1	84	46	2018	2018
Multifamily	49	2,853	2,146	2016	1996
Triple Net Lease(4)	260	4,357	3,171	2015	1992
Self-storage	100	991	676	2017	2002
Student Housing	50	2,445	1,567	2017	2012
Manufactured Housing	136	2,446	1,218	2017	1974
Mixed-Use(1)	7	2,612	1,823	2016	2010
Total	885	70,774	41,040	2013	1987

(1)	Excludes development properties and land/parking lots with a fair value of $3,986 million.

(2)	Excludes debt related to development properties and land in the amount of $338 million, unsecured and corporate facilities of $8,108 million and debt on hospitality assets of $6,323 million.

(3)	Weighted against the fair value of the properties at December 31, 2019.

(4)	Excludes land and parking lots.